Provisions - Rollforward of provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 424	[1]	£ 562
Other provisions, ending balance	390		424	[1]
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	319		459
Additions	191		245
Amounts utilised	(125)		(316)
Unused amounts reversed	(76)		(68)
Exchange and other movements	(2)		(1)
Other provisions, ending balance	307		319
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	126		164
Additions	27		117
Amounts utilised	(43)		(124)
Unused amounts reversed	(28)		(35)
Exchange and other movements	(6)		4
Other provisions, ending balance	76		126
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	77		175
Additions	99		61
Amounts utilised	(54)		(152)
Unused amounts reversed	(16)		(4)
Exchange and other movements	(2)		(3)
Other provisions, ending balance	104		77
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	13		21
Additions	3		4
Amounts utilised	(3)		(6)
Unused amounts reversed	(3)		(6)
Exchange and other movements	(1)		0
Other provisions, ending balance	9		13
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	103		99
Additions	62		63
Amounts utilised	(25)		(34)
Unused amounts reversed	(29)		(23)
Exchange and other movements	7		(2)
Other provisions, ending balance	118		103
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	105		103
Net change in expected credit loss provision and other movements	(22)		2
Other provisions, ending balance	£ 83		£ 105

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.